Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
5.	RELATED PARTY TRANSACTIONS

The Company’s Chief Executive Officer and the Company’s President, are married. The marital relationship between these two executive officers represents a related-party relationship under ASC 850-10-50-1.

While both individuals serve in executive leadership positions, all compensation with each officer has been approved by the Company’s Board of Directors, excluding the related parties, to ensure such arrangements are on terms deemed reasonable and consistent with arms-length practices.

No additional related-party transactions between the Chief Executive Officer, the President, and the Company were identified beyond their normal compensation arrangements disclosed elsewhere in these consolidated financial statements.

On July 10, 2025 the Chief Executive Officer loaned the Company $200,000. On July 21, 2025 the loan was repaid.

As of September 30, 2025, the Chief Executive Officer had $703,333, the President $897,633 and the Chief Financial Officer $95,000, respectively, in accrued compensation that they have voluntarily deferred until future periods. Payments of $200,000 $60,000 and $44,000 were made to the Chief Executive Officer, President and Chief Financial Officer respectively for the three months ended September 30, 2025. For the nine months ended September 30, 2025 payments of $200,000, $255,000 and $80,000 were made to the Chief Executive Officer, President and Chief Financial Officer respectively.

At December 31, 2024, the Chief Executive Officer had $872,083, the President $721,383 and the Chief Financial Officer $85,000, respectively, in accrued compensation that they have voluntarily deferred until future periods. For the three and nine months ended September 30. 2024 payments of $15,700 and $10,000 were made to the Chief Executive Officer and President.

5.	RELATED PARTY TRANSACTIONS

As of December 31, 2024, the Company owed $0 in related party notes. As of December 31, 2023, the Company owed $26,844 to SSO Inc., a related party controlled by the Chief Executive Officer. These funds were to help pay for operational expenses and working capital. This note does not accrue interest and there are no set repayment terms.

As of December 31, 2024, the Chief Executive Officer had $802,083, the President $791,383 and the Chief Financial Officer $85,000, respectively, in accrued compensation that they have voluntarily deferred until future periods. Payments of $40,700, $130,000 and $35,000 were made to each respectively during the year ended December 31, 2024. As of December 31, 2023 both the Chief Executive Officer and President had each $307,083 in accrued compensation that they voluntarily deferred until future periods.

On February 1, 2023, the Company issued 100,000 series A shares and 20,000,000 common founder shares to SSO Inc., an entity controlled by our Chief Executive Officer.

Refer to Note 9 for related party stock purchase agreements.